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          T. ROWE PRICE
          _________________________________________________________________
          PRIME RESERVE FUND, INC.
          NEW INCOME FUND, INC.
          EQUITY INCOME FUND
          INTERNATIONAL STOCK FUNDR
          Supplement to IRA Combined Statement of Additional Information dated October 1, 1995, revised to November 22, 1995
          _________________________________________________________________

               The section entitled "Pricing of Securities" beginning on page 67 has been revised to read as follows:

                                PRICING OF SECURITIES

          Prime Reserve Fund

               Securities are valued at amortized cost.

                       Maintenance of Net Asset Value Per Share

               It is the policy of the Fund to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the Investment Company Act of 1940. Under this method, securities are valued by reference to the Fund's acquisition cost as adjusted for amortization of premium or accumulation of discount rather than by reference to their market value. Under Rule 2a-7:

               (a) The Board of Directors must establish written procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the fund's net asset value per share, as computed for the purpose of distribution, redemption and repurchase, at a single value;

               (b) the Fund must (i) maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable price per share, (ii) not purchase any instrument with a remaining maturity greater than 397 days, and (iii) maintain a dollar-weighted average portfolio maturity of 90 days or less;

               (c) the Fund must limit its purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the Fund's Board of Directors determines present minimal credit risks, and which are eligible securities as defined by Rule 2a-7; and


















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               (d)  the Board of Directors must determine that (i) it is in the best interest of the Fund and its shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the Fund will continue to use the amortized cost method only so long as the Board of Directors believes that it fairly reflects the Fund's market based net asset value per share.

               Although the Fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that it will be able to do so on a continuous basis. If the Fund's net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of Directors of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the Fund's net asset value per share were to increase, or were anticipated to increase above $1.00 (rounded to the nearest one cent), the Board of Directors of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

               Prime Money Market Securities Defined. Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the Investment Company Act of 1940. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the Fund's Board of Directors.

          New Income Fund

               Fixed income securities are generally traded in the over-the-counter market. Investments in domestic securities with remaining maturities of one year or more and foreign securities
















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          are stated at fair value using bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Domestic securities with remaining maturities less than one year are stated at fair value which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

               There are a number of pricing services available, and the Board of Directors, on the basis of an ongoing evaluation of these services, may use or may discontinue the use of any pricing service in whole or in part.

          New Income, Equity Income and International Stock Funds

               Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors/Trustees, or by persons delegated by the Board, best to reflect fair value.

               Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost in local currency which, when combined with accrued interest, approximates fair value.

          All Funds

               For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

               Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the Fund, as authorized by the Board of Directors/Trustees.















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          International Stock Fund

               Trading in the portfolio securities of the International Stock Fund may take place in various foreign markets on certain days (such as Saturday) when the Fund is not open for business and does not calculate its net asset value. In addition, trading in the Fund's portfolio securities may not occur on days when the Fund is open. The calculation of the Fund's net asset value normally will not take place contemporaneously with the determination of the value of the Fund's portfolio securities. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time the Fund's net asset value is calculated will not be reflected in the Fund's net asset value unless Price-Fleming, under the supervision of the Fund's Board of Directors, determines that the particular event should be taken into account in computing the Fund's net asset value.

          _________________________________________________________________

          The date of this Supplement is November 22, 1995.
          _________________________________________________________________